Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			3 Months Ended
	Dec. 17, 2020	Oct. 28, 2020	Mar. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO				$ 373,750,000
Offering costs	$ 19,500,000
Deferred underwriting commissions	13,100,000		$ 13,081,250	13,081,250
Proceeds from issuance of warrants	$ 373,800,000
Restricted investments term	185 days
Value per share	$ 10.00
Net tangible assets for consummation of business combination	$ 5,000,001
Percentage of redeeming shares of public shares without the company's prior written consent	15.00%
Dissolution expense	$ 100,000
Cash			1,211,714	2,266,049
Working deficit			$ 1,700,000
Proceeds from lines of credit				127,850
Stock issued during period value issued for services				25,000
Net working capital				$ 2,000,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of business combination	80.00%
Business acquisition percentage of voting interests acquired	50.00%
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of redeeming shares of public shares without the company's prior written consent	100.00%
Business combination period	24 months
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Value per share	$ 11.50		$ 9.20	$ 9.20
Founder Share Amount [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period value issued for services			$ 25,000
Founder Shares [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares		10,062,500
Proceeds from lines of credit			128,000
Operating Bank Account [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash			$ 1,200,000	$ 2,300,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of warrants	$ 9,500,000
Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period	6,316,667
Class of warrants and rights issued price per warrant	$ 1.50
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Offering costs	$ 19,500,000
Deferred underwriting commissions	$ 13,100,000
Value per share	$ 10.00
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	37,375,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 373,800,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares			4,875,000	4,875,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during the period shares	4,875,000